Financial Instruments - Schedule of Carrying Values and Measurement of Financial Assets and Liabilities at Amortized Cost, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities
Disclosure of financial assets [line items]
Financial liabilities	$ 24,073	$ 19,919
Debt
Disclosure of financial assets [line items]
Financial liabilities	0	14,096
Derivative liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	2,611
Amortized cost | Accounts payable and accrued liabilities
Disclosure of financial assets [line items]
Financial liabilities	24,073	19,919
Amortized cost | Debt
Disclosure of financial assets [line items]
Financial liabilities	0	14,096
Amortized cost | Derivative liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL | Derivative liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	2,611
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	63,086	52,190
Restricted cash
Disclosure of financial assets [line items]
Financial assets	15,844	15,288
Derivative assets
Disclosure of financial assets [line items]
Financial assets	369	551
Investments
Disclosure of financial assets [line items]
Financial assets	365	363
Amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	63,086	52,190
Amortized cost | Restricted cash
Disclosure of financial assets [line items]
Financial assets	15,844	15,288
FVTPL | Derivative assets
Disclosure of financial assets [line items]
Financial assets	369	551
FVTOCI | Investments
Disclosure of financial assets [line items]
Financial assets	$ 365	$ 363